DERIVATIVES Q	6 Months Ended
Jun. 30, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVES	DERIVATIVES
The Company enters into derivative contracts primarily for the purpose of trading, risk management, and hedging of operating costs. The Company recognized net derivative gain related to free-standing derivatives of $64.8 million and $95.8 million for the three and six months ended June 30, 2025, respectively, and $105.3 million and $189.0 million for the three and six months ended June 30, 2024, respectively.
The breakdown of the Company’s derivatives portfolio, as of June 30, 2025 and December 31, 2024 was as follows:

	June 30, 2025
(in thousands)	Notional Amounts (1)	Derivative Assets	Derivative Liabilities
Digital assets	$3,877,580	$116,830	$(70,805)
Foreign currencies	199,068	14,651	(10,303)
Equity securities	374,332	3,051	(4,359)
Interest rates	603,854	69	(798)
Commodities	1,592,443	306	(99)
	6,647,277	134,907	(86,364)

Digital assets receivable	7,311	6,065	—
Embedded derivatives — Digital assets borrowed	2,674,612	70,057	(240,379)
Embedded derivatives — Collateral payable	1,675,907	64,223	(231,868)

	December 31, 2024
(in thousands)	Notional Amounts (1)	Derivative Assets	Derivative Liabilities
Digital assets	$4,685,112	$185,208	$(145,493)
Foreign currencies	19,259	12,064	(10,483)
Equity securities	1,049,846	10,343	(9,683)
Interest rates	5,002	19	(13)
Commodities	10,583	19	(186)
	5,769,802	207,653	(165,858)

Digital assets receivable	3,911	60,720	—
Embedded derivatives — Digital assets borrowed	1,269,013	24,039	(252,635)
Embedded derivatives — Collateral payable	1,219,247	55,848	(161,261)
Embedded derivatives — Notes payable	847,500	—	(136,192)
_________________
(1)Notional amounts represent the U.S. Dollar denominated size of the underlying assets for the derivative instruments. While the notional amounts disclosed above give an indication of the volume of the Company’s derivatives activity, they do not accurately reflect the Company’s economic exposure as they do not reflect the Company’s long and short derivative positions.
The table below represents the breakdown of collateral payable and assets posted as collateral associated with derivative positions as of June 30, 2025 and December 31, 2024:

(in thousands)	June 30, 2025	December 31, 2024
Collateral payable — Digital assets	$37,716	$30,600
Collateral payable — Cash	10,788	30,460
Collateral payable associated with derivatives	$48,504	$61,060

Assets posted as collateral — Digital assets	$—	$—
Assets posted as collateral — Cash	1,220	—
Assets posted as collateral associated with derivatives	$1,220	$—